Fair Value Measurements - Fair Value Measurements on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	$ 352,624	$ 402,783
Restricted cash - Fair Value	189	186
Other investments - Fair Value	116,480	10,483
Amounts due from related parties, short-term - Fair Value	1,960	1,720
Amounts due from related parties, long-term - Fair Value	7,142	7,142
Amounts due to related parties, short-term - Fair Value	(36,221)	(23,484)
Senior unsecured bonds, net - Fair Value	(338,587)	(299,814)
Credit facilities and financial liabilities, including current portion, net - Fair Value	(1,649,725)	(1,557,238)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	352,624	402,783
Restricted cash - Fair Value	189	186
Other investments - Fair Value	116,480	10,483
Amounts due from related parties, short-term - Fair Value	0	0
Amounts due from related parties, long-term - Fair Value	0	0
Amounts due to related parties, short-term - Fair Value	0	0
Senior unsecured bonds, net - Fair Value	(338,587)	(299,814)
Credit facilities and financial liabilities, including current portion, net - Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	0	0
Restricted cash - Fair Value	0	0
Other investments - Fair Value	0	0
Amounts due from related parties, short-term - Fair Value	1,960	1,720
Amounts due from related parties, long-term - Fair Value	7,142	7,142
Amounts due to related parties, short-term - Fair Value	(36,221)	(23,484)
Senior unsecured bonds, net - Fair Value	0	0
Credit facilities and financial liabilities, including current portion, net - Fair Value	(1,649,725)	(1,557,238)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	0	0
Restricted cash - Fair Value	0	0
Other investments - Fair Value	0	0
Amounts due from related parties, short-term - Fair Value	0	0
Amounts due from related parties, long-term - Fair Value	0	0
Amounts due to related parties, short-term - Fair Value	0	0
Senior unsecured bonds, net - Fair Value	0	0
Credit facilities and financial liabilities, including current portion, net - Fair Value	$ 0	$ 0